                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):  [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marketfield Asset Management LLC
Address:   292 Madison Avenue, 14th Floor
           New York, New York 10017

Form 13F File Number: 28-15275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Shaoul
Title:     Chief Executive Officer
Phone:     212-514-2350

Signature, Place, and Date of Signing:

   /s/  Michael Shaoul        New York, New York          March 22, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
                                                 -----------------------------

Form 13F Information Table Entry Total:          98
                                                 -----------------------------

Form 13F Information Table Value Total:          $ 3,083,747 (thousands)
                                                 -----------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1    28-06325              New York Life Investment Management LLC

                                   FORM 13F
                               INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                          VALUE   SHRS OR                    INVEST    OTHER -------------------
NAME OF ISSUER                  TITLE OF CLASS   CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL    DISCR     MGRS   SOLE  SHARED  NONE
--------------                  -------------- --------- -------- ------- ------ -------- ------------ ----- ------ ------- ----
3M CO                           COM            88579Y101    6221    67000   SH            Sole                67000
3M CO                           COM            88579Y101   52358   563900   SH            Shared-Other   1           563900
AMAZON COM INC                  COM            023135106    6784    27041   SH            Sole                27041
AMAZON COM INC                  COM            023135106   54665   217900   SH            Shared-Other   1           217900
BB&T CORP                       COM            054937107    6375   219000   SH            Sole               219000
BB&T CORP                       COM            054937107   53414  1834900   SH            Shared-Other   1          1834900
BEACON ROOFING SUPPLY INC       COM            073685109    9072   272600   SH            Sole               272600
BEACON ROOFING SUPPLY INC       COM            073685109   75939  2281833   SH            Shared-Other   1          2281833
CARPENTER TECHNOLOGY CORP       COM            144285103    6371   123400   SH            Sole               123400
CARPENTER TECHNOLOGY CORP       COM            144285103   53107  1028600   SH            Shared-Other   1          1028600
CATERPILLAR INC DEL             COM            149123101    7545    84200   SH            Sole                84200
CATERPILLAR INC DEL             COM            149123101   63102   704200   SH            Shared-Other   1           704200
CIT GROUP INC                   COM NEW        125581801    7168   185500   SH            Sole               185500
CIT GROUP INC                   COM NEW        125581801   60228  1558700   SH            Shared-Other   1          1558700
COLGATE PALMOLIVE CO            COM            194162103    4349    41600   SH            Sole                41600
COLGATE PALMOLIVE CO            COM            194162103   36087   345200   SH            Shared-Other   1           345200
COSTCO WHSL CORP NEW            COM            22160K105    7721    78200   SH            Sole                78200
COSTCO WHSL CORP NEW            COM            22160K105   63770   645900   SH            Shared-Other   1           645900
CUMMINS INC                     COM            231021106    7682    70900   SH            Sole                70900
CUMMINS INC                     COM            231021106   64382   594200   SH            Shared-Other   1           594200
DEERE & CO                      COM            244199105    7493    86700   SH            Sole                86700
DEERE & CO                      COM            244199105   62940   728300   SH            Shared-Other   1           728300
D R HORTON INC                  COM            23331A109    4952   250366   SH            Sole               250366
D R HORTON INC                  COM            23331A109   35861  1813000   SH            Shared-Other   1          1813000
DU PONT E I DE NEMOURS & CO     COM            263534109    5083   113004   SH            Sole               113004
DU PONT E I DE NEMOURS & CO     COM            263534109   42145   936996   SH            Shared-Other   1           936996
EAGLE MATERIALS INC             COM            26969P108   12162   207900   SH            Sole               207900
EAGLE MATERIALS INC             COM            26969P108  101497  1734986   SH            Shared-Other   1          1734986
EBAY INC                        COM            278642103    7282   142800   SH            Sole               142800
EBAY INC                        COM            278642103   61029  1196700   SH            Shared-Other   1          1196700
FACEBOOK INC                    CL A           30303M102    8992   337800   SH            Sole               337800
FACEBOOK INC                    CL A           30303M102   75408  2832800   SH            Shared-Other   1          2832800
FEDEX CORP                      COM            31428X106    6118    66700   SH            Sole                66700
FEDEX CORP                      COM            31428X106   51427   560700   SH            Shared-Other   1           560700
FIFTH THIRD BANCORP             COM            316773100    4849   319000   SH            Sole               319000
FIFTH THIRD BANCORP             COM            316773100   40917  2691900   SH            Shared-Other   1          2691900
GENERAL ELECTRIC CO             COM            369604103    9632   458900   SH            Sole               458900
GENERAL ELECTRIC CO             COM            369604103   80725  3845900   SH            Shared-Other   1          3845900
HERSHEY CO                      COM            427866108    4673    64700   SH            Sole                64700
HERSHEY CO                      COM            427866108   38594   534400   SH            Shared-Other   1           534400
HEINZ H J CO                    COM            423074103    5674    98365   SH            Sole                98365
HEINZ H J CO                    COM            423074103   46450   805300   SH            Shared-Other   1           805300
HOME DEPOT INC                  COM            437076102    8523   137800   SH            Sole               137800
HOME DEPOT INC                  COM            437076102   71449  1155200   SH            Shared-Other   1          1155200

                                                                                                              VOTING AUTHORITY
                                                          VALUE   SHRS OR                    INVEST    OTHER -------------------
NAME OF ISSUER                  TITLE OF CLASS   CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL    DISCR     MGRS   SOLE  SHARED  NONE
--------------                  -------------- --------- -------- ------- ------ -------- ------------ ----- ------ ------- ----
INGERSOLL-RAND PLC              SHS            G47791101    6638   138400   SH            Sole               138400
INGERSOLL-RAND PLC              SHS            G47791101   55768  1162800   SH            Shared-Other   1          1162800
IRELAND BK                      SPNSRD ADR
                                NEW            46267Q202    5232   804998   SH            Sole               804998
IRELAND BK                      SPNSRD ADR
                                NEW            46267Q202   21505  3308402   SH            Shared-Other   1          3308402
ISHARES INC                     MSCI EMU
                                INDEX          464286608    5499   164334   SH            Sole               164334
ISHARES INC                     MSCI EMU
                                INDEX          464286608   45792  1368556   SH            Shared-Other   1          1368556
ISHARES INC                     MSCI ITALY     464286855   10830   805221   SH            Sole               805221
ISHARES INC                     MSCI ITALY     464286855   82321  6120488   SH            Shared-Other   1          6120488
ISHARES INC                     MSCI MEX
                                INVEST         464286822   12216   173200   SH            Sole               173200
ISHARES INC                     MSCI MEX
                                INVEST         464286822  102225  1449389   SH            Shared-Other   1          1449389
ISHARES INC                     MSCI JAPAN     464286848     750    30000   SH     CALL   Sole                30000
ISHARES INC                     MSCI JAPAN     464286848    5500   220000   SH     CALL   Shared-Other   1           220000
ISHARES TR                      TRANSP AVE
                                IDX            464287192   13416   142200   SH            Sole               142200
ISHARES TR                      TRANSP AVE
                                IDX            464287192  111866  1185709   SH            Shared-Other   1          1185709
ISHARES TR                      FTSE CHINA25
                                IDX            464287184      17     2851   SH     PUT    Sole                 2851
ISHARES TR                      FTSE CHINA25
                                IDX            464287184     133    22189   SH     PUT    Shared-Other   1            22189
ISHARES TR                      BARCLYS 20+ YR 464287432     867     2708   SH     PUT    Sole                 2708
ISHARES TR                      BARCLYS 20+ YR 464287432    6744    21075   SH     PUT    Shared-Other   1            21075
ISHARES TR                      BARCLYS 20+ YR 464287432     725     2724   SH     PUT    Sole                 2724
ISHARES TR                      BARCLYS 20+ YR 464287432    5606    21075   SH     PUT    Shared-Other   1            21075
KANSAS CITY SOUTHERN            COM NEW        485170302    5835    69900   SH            Sole                69900
KANSAS CITY SOUTHERN            COM NEW        485170302   48986   586800   SH            Shared-Other   1           586800
LANDSTAR SYS INC                COM            515098101    6998   133400   SH            Sole               133400
LANDSTAR SYS INC                COM            515098101   58802  1120900   SH            Shared-Other   1          1120900
MOHAWK INDS INC                 COM            608190104    8115    89700   SH            Sole                89700
MOHAWK INDS INC                 COM            608190104   67029   740901   SH            Shared-Other   1           740901
NATIONAL OILWELL VARCO INC      COM            637071101    5242    76700   SH            Sole                76700
NATIONAL OILWELL VARCO INC      COM            637071101   44250   647400   SH            Shared-Other   1           647400
OLD DOMINION FGHT LINES INC     COM            679580100    8340   243300   SH            Sole               243300
OLD DOMINION FGHT LINES INC     COM            679580100   69835  2037200   SH            Shared-Other   1          2037200
PANDORA MEDIA INC               COM            698354107    4330   471700   SH            Sole               471700
PANDORA MEDIA INC               COM            698354107   36603  3987300   SH            Shared-Other   1          3987300
PRECISION CASTPARTS CORP        COM            740189105    5361    28300   SH            Sole                28300
PRECISION CASTPARTS CORP        COM            740189105   45252   238900   SH            Shared-Other   1           238900
RAYONIER INC                    COM            754907103    5494   106000   SH            Sole               106000
RAYONIER INC                    COM            754907103   46048   888440   SH            Shared-Other   1           888440
RYLAND GROUP INC                COM            783764103    6239   170940   SH            Sole               170940
RYLAND GROUP INC                COM            783764103   46600  1276700   SH            Shared-Other   1          1276700
SHERWIN WILLIAMS CO             COM            824348106    9152    59500   SH            Sole                59500
SHERWIN WILLIAMS CO             COM            824348106   75220   489013   SH            Shared-Other   1           489013
SPDR SERIES TRUST               S&P HOMEBUILD  78464A888    7969   299600   SH            Sole               299600
SPDR SERIES TRUST               S&P HOMEBUILD  78464A888   67098  2522490   SH            Shared-Other   1          2522490
SPDR SERIES TRUST               S&P REGL BKG   78464A698   13082   467700   SH            Sole               467700
SPDR SERIES TRUST               S&P REGL BKG   78464A698  109353  3909658   SH            Shared-Other   1          3909658
STEEL DYNAMICS INC              COM            858119100    8415   612900   SH            Sole               612900
STEEL DYNAMICS INC              COM            858119100   70545  5138000   SH            Shared-Other   1          5138000
TERADATA CORP DEL               COM            88076W103    4673    75500   SH            Sole                75500
TERADATA CORP DEL               COM            88076W103   38700   625300   SH            Shared-Other   1           625300
TOLL BROTHERS INC               COM            889478103    4587   141889   SH            Sole               141889
TOLL BROTHERS INC               COM            889478103   33539  1037400   SH            Shared-Other   1          1037400
U S G CORP                      COM NEW        903293405   11057   393900   SH            Sole               393900
U S G CORP                      COM NEW        903293405   91845  3272000   SH            Shared-Other   1          3272000
UNION PAC CORP                  COM            907818108    9115    72500   SH            Sole                72500
UNION PAC CORP                  COM            907818108   76174   605900   SH            Shared-Other   1           605900